              STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTS(TM)

                               ("MIDCAP SPDRS")(TM)

                           MIDCAP SPDR TRUST, SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2005







"S&P", "S&P MidCap 400 Index", "Standard & Poor's", "Standard & Poor's MidCap 400 Depositary Receipts", and "MidCap SPDRs" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PDR Services LLC and the American Stock Exchange LLC. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or The McGraw-Hill Companies, Inc.

MIDCAP SPDR TRUST, SERIES 1
TRUST OVERVIEW


--------------------------------------------------------------------------------


OBJECTIVE:

To replicate the total return of the S&P MidCap 400 Index.

STRATEGY:

The Trust's holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, which is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The MidCap SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

                           MIDCAP SPDR TRUST, SERIES 1
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

COMMON STOCK                                                        SHARES            VALUE
------------                                                        ------            -----
3Com Corp.                                             *            2,990,326  $    12,200,530.08
99 Cents Only Stores                                   *              370,978  $     3,431,546.50
Abercrombie & Fitch Co.                                *              676,649  $    33,730,952.65
Activision, Inc.                                       *            1,573,998  $    32,188,259.10
Acxiom Corp.                                           *              604,602  $    11,318,149.44
Adesa Inc.                                             *              692,109  $    15,295,608.90
Adtran Inc.                                                           520,681  $    16,401,451.50
Advance Auto Parts, Inc.                                              846,254  $    32,733,104.72
Advanced Medical Optics, Inc                           *              510,539  $    19,374,955.05
Advent Software, Inc.                                  *              122,876  $     3,310,279.44
Aeropostale, Inc.                                      *              428,439  $     9,104,328.75
AGCO Corp.                                             *              698,975  $    12,721,345.00
AGL Resources                                                         598,164  $    22,197,866.04
Airgas Inc.                                                           514,924  $    15,257,198.12
AirTran Holdings Inc.                                  *              674,221  $     8,535,637.86
Alaska Air Group                                       *              210,509  $     6,117,391.54
Albemarle Corp.                                                       295,329  $    11,133,903.30
Alexander & Baldwin                                                   338,810  $    18,038,244.40
Alliance Data Systems                                  *              536,410  $    21,000,451.50
Alliant Energy Corp.                                                  900,321  $    26,226,350.73
Alliant Techsystems Inc                                *              287,283  $    21,445,675.95
Allmerica Financial Corp.                              *              413,249  $    17,001,063.86
AMB Property Corp.                                                    658,215  $    29,553,853.50
American Eagle Outfitters, Inc.                        *            1,057,040  $    24,872,151.20
American Financial Group, Inc.                                        358,531  $    12,164,956.83
American Greetings Corp (Class A)                      *              519,401  $    14,231,587.40
AmeriCredit Corp.                                      *            1,078,361  $    25,740,477.07
AmerUs Group Co.                                                      300,438  $    17,236,128.06
Ametek, Inc.                                                          540,559  $    23,227,820.23
Amphenol Corp.                                         *              686,799  $    27,705,471.66
AnnTaylor Stores Corp.                                 *              563,060  $    14,949,243.00
Anteon International Corp.                                            252,248  $    10,786,124.48
Applebee's Intl                                        *              610,965  $    12,640,865.85
Apria Healthcare Group                                 *              382,707  $    12,212,180.37
Aqua America Inc                                                      743,142  $    28,254,258.84
Aquila, Inc.                                           *            2,885,394  $    11,426,160.24
Arch Coal                                                             493,014  $    33,278,445.00
Arrow Electronics Inc                                  *              914,882  $    28,690,699.52
Arvinmeritor Inc                                                      542,853  $     9,076,502.16
Associated Banc-Corp                                                  988,177  $    30,119,634.96
Astoria Financial                                                     692,363  $    18,292,230.46
Atmel Corp.                                            *            3,272,279  $     6,740,894.74
Avnet, Inc.                                            *            1,124,224  $    27,487,276.80
Avocent Corp.                                          *              378,631  $    11,979,884.84
Bandag, Inc.                                                          90,716   $     3,888,087.76
Bank of Hawaii Corp.                                                  400,759  $    19,725,357.98
Banta Corp.                                                           185,762  $     9,453,428.18
Barnes & Noble                                         *              423,962  $    15,983,367.40
Barr Pharmaceuticals, Inc                              *              822,845  $    45,190,647.40
Beckman Coulter Inc.                                                  479,141  $    25,864,031.18
Belo Corp.                                                            746,821  $    17,072,328.06
BISYS Group                                            *              933,845  $    12,541,538.35
BJ's Wholesale Club                                    *              526,915  $    14,648,237.00
Black Hills                                                           253,137  $    10,978,551.69
Blyth Inc.                                                            205,892  $     4,589,332.68
Bob Evans Farms                                                       274,236  $     6,227,899.56
Borders Group                                                         543,038  $    12,039,152.46
Borg Warner Inc.                                       *              437,055  $    24,676,125.30
Bowater Inc.                                                          432,292  $    12,220,894.84

COMMON STOCK                                                        SHARES            VALUE
------------                                                        ------            -----
Boyd Gaming Corp.                                                     335,743  $    14,477,238.16
Brinker International                                  *              680,202  $    25,548,387.12
Brown & Brown Inc.                                                    427,584  $    21,246,648.96
C.H. Robinson Worldwide                                               661,636  $    42,424,100.32
Cabot Corp.                                                           479,496  $    15,828,162.96
Cabot Microelectronics Corp.                           *              189,724  $     5,574,091.12
Cadence Design Systems                                 *            2,148,525  $    34,720,164.00
Callaway Golf Co.                                                     507,163  $     7,653,089.67
Career Education                                       *              795,756  $    28,297,083.36
Carlisle Companies                                                    237,043  $    15,068,823.51
CarMax Inc.                                            *              807,866  $    25,261,969.82
Catalina Marketing                                     *              310,426  $     7,059,087.24
CBRL Group                                                            361,822  $    12,178,928.52
CDW Corp.                                                             485,692  $    28,616,972.64
Cephalon, Inc.                                         *              448,823  $    20,834,363.66
Ceridian Corp.                                         *            1,130,885  $    23,465,863.75
Certegy, Inc.                                                         479,188  $    19,177,103.76
Charles River Labs                                     *              554,868  $    24,203,342.16
Checkfree Corp                                         *              700,671  $    26,499,377.22
Cheesecake Factory                                     *              605,832  $    18,926,191.68
Chemtura, Corp                                                      1,835,060  $    22,791,445.20
Chico's FAS Inc.                                       *            1,396,887  $    51,405,441.60
ChoicePoint Inc.                                       *              698,120  $    30,137,840.40
Church & Dwight Co.                                                   495,028  $    18,286,334.32
Cincinnati Bell Inc.                                   *            1,902,604  $     8,390,483.64
City National Corp.                                                   319,307  $    22,380,227.63
Claire's Stores                                                       767,321  $    18,515,455.73
CNF Inc.                                                              405,088  $    21,267,120.00
Cognizant Technology Solutions Corp. (Class A)         *            1,056,035  $    49,200,670.65
Colonial BancGroup                                                  1,190,948  $    26,677,235.20
Commerce Bancorp                                                    1,268,131  $    38,918,940.39
CommScope, Inc.                                        *              422,782  $     7,331,039.88
Community Health Systems                               *              693,491  $    26,914,385.71
Cooper Cameron Corp.                                   *              432,539  $    31,977,608.27
Copart Inc.                                            *              537,134  $    12,821,388.58
Corinthian Colleges                                    *              705,564  $     9,362,834.28
Corporate Executive Board Co                                          308,376  $    24,047,160.48
Covance Inc.                                           *              481,715  $    23,117,502.85
Crane Company                                                         384,449  $    11,433,513.26
Credence Systems                                       *              768,551  $     6,133,036.98
Cree Inc.                                              *              584,202  $    14,616,734.04
CSG Systems International                              *              379,509  $     8,239,140.39
Cullen Frost Bankers                                   *              353,052  $    17,419,585.68
Cypress Semiconductor                                  *            1,033,138  $    15,548,726.90
Cytec Industries                                       *              306,080  $    13,277,750.40
Cytyc Corp.                                            *              867,637  $    23,296,053.45
Dean Foods Co.                                                      1,155,598  $    44,906,538.28
Deluxe, Corp                                                          391,370  $    15,717,419.20
Denbury Resources, Inc                                                441,605  $    22,274,556.20
Dentsply International                                 *              612,938  $    33,110,910.76
Developers Diversified Realty Corporation              *              840,524  $    39,252,470.80
DeVRY Inc.                                             *              452,600  $     8,622,030.00
Diebold, Inc.                                                         543,901  $    18,742,828.46
Dollar Tree Stores                                     *              830,367  $    17,977,445.55
Donaldson Co.                                                         531,339  $    16,221,779.67
DPL Inc.                                                              981,696  $    27,291,148.80
DST Systems Inc.                                       *              539,616  $    29,587,145.28
Dun & Bradstreet                                       *              519,401  $    34,212,943.87
Duquesne Light Holdings Inc.                                          601,154  $    10,345,860.34
Dycom Industries                                       *              377,760  $     7,638,307.20
Eaton Vance                                                         1,009,065  $    25,044,993.30
Education Management                                   *              516,103  $    16,639,160.72
Edwards (A.G.), Inc.                                                  595,297  $    26,079,961.57
Edwards Lifesciences Corp.                             *              462,272  $    20,529,499.52

COMMON STOCK                                                        SHARES            VALUE
------------                                                        ------            -----
Emmis Communications                                   *              283,345  $     6,259,091.05
Energizer Holdings Inc.                                *              548,435  $    31,096,264.50
Energy East                                                         1,140,284  $    28,723,753.96
ENSCO Int'l                                                         1,174,988  $    54,742,690.92
Entercom Communications                                *              294,674  $     9,308,751.66
Equitable Resources                                                   938,716  $    36,666,246.96
Everest Reinsurance Group Ltd                                         436,007  $    42,685,085.30
Expeditors Int'l                                                      824,163  $    46,795,975.14
F5 Networks Inc.                                                      297,286  $    12,923,022.42
Fair, Isaac Corporation                                               505,406  $    22,642,188.80
Fairchild Semiconductor                                *              926,500  $    13,767,790.00
Fastenal                                                              478,741  $    29,246,287.69
Federal Signal                                                        373,213  $     6,378,210.17
Ferro Corp.                                                           323,913  $     5,934,086.16
Fidelity National Financial                                         1,336,909  $    59,519,188.68
First American Corp                                                   735,782  $    33,603,163.94
FirstMerit Corp.                                                      645,807  $    17,301,169.53
Flowserve Corp.                                        *              427,275  $    15,531,446.25
FMC Corp.                                              *              290,520  $    16,623,554.40
FMC Technologies                                       *              530,121  $    22,323,395.31
Foot Locker, Inc.                                      *            1,212,553  $    26,603,412.82
Forest Oil                                             *              421,842  $    21,977,968.20
Furniture Brands International                         *              404,618  $     7,295,262.54
Gallagher (Arthur J.) & Co                                            731,266  $    21,067,773.46
Gartner, Inc.                                          *              445,116  $     5,203,406.04
GATX Corp.                                                            386,584  $    15,289,397.20
Gen-Probe, Inc                                                        391,886  $    19,378,762.70
Gentex Corp                                            *            1,209,817  $    21,050,815.80
Glatfelter                                                            340,120  $     4,792,290.80
Graco Inc.                                                            531,092  $    18,205,833.76
Granite Construction                                                  254,730  $     9,740,875.20
Grant Prideco                                          *              982,220  $    39,927,243.00
Great Plains Energy Inc.                                              577,024  $    17,258,787.84
Greater Bay Bancorp                                                   392,980  $     9,683,027.20
GTECH Holdings Corp.                                                  895,057  $    28,695,527.42
Hanover Compressor                                     *              637,540  $     8,836,304.40
Harman International Industries, Inc.                                 509,660  $    52,122,928.20
Harris Corp.                                                        1,029,534  $    43,034,521.20
Harsco Corp.                                                          322,194  $    21,126,260.58
Harte-Hanks, Inc.                                                     449,579  $    11,882,372.97
Hawaiian Electric Industries                                          625,631  $    17,442,592.28
HCC Insurance Holdings                                                816,302  $    23,289,096.06
Health Net, Inc.                                       *              876,199  $    41,461,736.68
Helmerich & Payne                                                     397,782  $    24,022,054.98
Highwoods Properties, Inc.                                            415,230  $    12,253,437.30
Hillenbrand Industries                                                472,375  $    22,225,243.75
HNI Corp.                                                             427,098  $    25,719,841.56
Horace Mann Educators                                                 331,828  $     6,563,557.84
Hormel Foods Corp.                                                    564,216  $    18,613,485.84
Hospitality Properties Trust                                          555,831  $    23,822,916.66
Hovnanian Enterprises Inc.                             *              276,786  $    14,171,443.20
Hubbell Inc. (Class B)                                                469,357  $    22,026,924.01
IDACORP Inc. Hldg. Co.                                                326,572  $     9,839,614.36
Imation Corp.                                                         263,276  $    11,286,642.12
INAMED Corp.                                           *              280,701  $    21,243,451.68
Independence Community Bank Corp.                                     580,192  $    19,778,745.28
IndyMac Bancorp                                                       490,833  $    19,427,170.14
Integrated Device Technology                           *            1,536,938  $    16,506,714.12
International Rectifier Corp.                          *              498,470  $    22,471,027.60
International Speedway Corp. (Class A )                               272,024  $    14,273,099.28
Intersil Corp. (Class A)                                            1,185,685  $    25,824,219.30
Intuitive Surgical, Inc                                               269,981  $    19,786,907.49
Investors Financial Services                                          512,172  $    16,850,458.80
Invitrogen Corp.                                       *              410,205  $    30,859,722.15

COMMON STOCK                                                        SHARES            VALUE
------------                                                        ------            -----
ITT Educational Services, Inc.                         *              293,140  $    14,466,459.00
IVAX Corp.                                             *            1,662,987  $    43,836,337.32
J.B. Hunt Transport Services Inc.                      *              979,476  $    18,619,838.76
Jack Henry & Associates Inc                                           580,754  $    11,266,627.60
Jacobs Engineering Group                               *              447,189  $    30,140,538.60
Jefferies Group, Inc.                                                 381,759  $    16,625,604.45
JetBlue Airways Corp.                                  *              724,117  $    12,744,459.20
Joy Global Inc                                                        626,209  $    31,598,506.14
Keane Inc.                                             *              362,742  $     4,146,141.06
Kelly Services                                                        148,804  $     4,562,330.64
KEMET Corp.                                            *              669,566  $     5,610,963.08
Kennametal Inc.                                                       296,747  $    14,552,472.88
Korn/Ferry International                               *              316,622  $     5,189,434.58
Krispy Kreme Doughnuts                                 *              477,369  $     2,988,329.94
LaBranche & Co.                                                       468,629  $     4,072,386.01
Lam Research                                           *            1,054,782  $    32,139,207.54
Lancaster Colony                                                      198,371  $     8,529,953.00
Lattice Semconductor                                   *              878,264  $     3,758,969.92
Laureate Education, Inc.                               *              384,102  $    18,809,474.94
Lear Corporation                                       *              518,823  $    17,624,417.31
Lee Enterprises                                                       351,511  $    14,932,187.28
Legg Mason                                                            869,158  $    95,337,941.02
Lennar Corp                                                         1,034,698  $    61,833,552.48
Leucadia National Corp.                                               634,601  $    27,351,303.10
Liberty Property Trust                                                678,409  $    28,859,518.86
LifePoint Hospitals                                    *              440,461  $    19,261,359.53
Lincare Holdings                                       *              759,188  $    31,164,667.40
Longview Fibre                                                        394,830  $     7,695,236.70
LTX Corp.                                              *              474,474  $     2,002,280.28
Lubrizol Corp.                                                        524,765  $    22,738,067.45
Lyondell Chemical Co.                                               1,582,834  $    45,300,709.08
Macerich Co                                                           461,447  $    29,966,368.18
Mack-Cali Realty                                                      478,032  $    21,482,758.08
Macromedia Inc.                                        *              588,261  $    23,924,574.87
Macrovision Corporation                                *              391,146  $     7,470,888.60
Manpower Inc.                                                         673,512  $    29,897,197.68
Martek Biosciences Corp.                                              245,166  $     8,612,681.58
Martin Marietta                                                       357,930  $    28,083,187.80
McAfee, Inc.                                           *            1,278,523  $    40,171,192.66
McData Corp.                                           *            1,199,287  $     6,284,263.88
MDU Resources                                                         925,614  $    32,998,139.10
Media General                                                         185,786  $    10,777,445.86
MEMC Electronic Materials, Inc                                      1,214,015  $    27,667,401.85
Mentor Graphics                                        *              611,697  $     5,260,594.20
Mercantile Bankshares                                                 633,869  $    34,152,861.72
Mercury General Corp                                                  274,151  $    16,446,318.49
Michaels Stores                                                     1,046,921  $    34,611,208.26
Micrel Inc.                                            *              508,835  $     5,714,217.05
Microchip Technology                                                1,617,063  $    48,705,937.56
Millennium Pharmaceuticals                             *            2,385,537  $    22,257,060.21
Miller (Herman)                                                       537,874  $    16,297,582.20
Minerals Technologies                                                 156,708  $     8,965,264.68
Modine Mfg.                                                           269,812  $     9,896,704.16
Mohawk Industries                                      *              408,327  $    32,768,241.75
MoneyGram International, Inc.                          *              661,274  $    14,356,258.54
MPS Group, Inc.                                        *              779,768  $     9,201,262.40
National Fuel Gas                                                     650,426  $    22,244,569.20
National Instruments                                                  425,826  $    10,492,352.64
Neiman-Marcus (Group A)                                *              378,376  $    37,818,681.20
New Plan Excel Realty Trust                                           800,681  $    18,375,628.95
New York Community Bancorp                                          1,828,936  $    29,994,550.40
Newfield Exploration Company                           *              979,623  $    48,099,489.30
Newport Corporation                                    *              307,983  $     4,290,203.19
Noble Energy, Inc.                                                  1,349,841  $    63,307,542.90

COMMON STOCK                                                        SHARES            VALUE
------------                                                        ------            -----
Nordson Corporation                                                   252,425  $     9,599,722.75
Northeast Utilities                                                 1,004,118  $    20,032,154.10
NSTAR                                                                 825,615  $    23,876,785.80
OGE Energy Corp.                                                      698,027  $    19,614,558.70
Ohio Casualty                                          *              498,501  $    13,519,347.12
Old Republic International                                          1,413,914  $    37,709,086.38
Olin Corp.                                                            552,833  $    10,498,298.67
Omnicare, Inc.                                                        816,063  $    45,887,222.49
ONEOK Inc.                                                            780,191  $    26,542,097.82
O'Reilly Automotive Inc.                               *              864,361  $    24,357,692.98
Outback Steakhouse                                                    507,567  $    18,576,952.20
Overseas Shipholding Group                                            228,681  $    13,338,962.73
Pacific Sunwear of California, Inc.                    *              576,678  $    12,363,976.32
PacifiCare Health Systems                              *              677,705  $    54,067,304.90
Packaging Corporation of America                       *              484,289  $     9,400,049.49
Par Pharmaceutical Companies, Inc.                     *              264,363  $     7,037,343.06
Patterson Companies, Inc.                              *            1,066,146  $    42,677,824.38
Patterson UTI-Energy                                   *            1,327,283  $    47,888,370.64
Payless ShoeSource                                     *              527,362  $     9,176,098.80
Peabody Energy                                                      1,013,851  $    85,518,331.85
Pentair Inc.                                                          787,333  $    28,737,654.50
Pepco Holdings, Inc.                                                1,462,181  $    34,024,951.87
PepsiAmericas, Inc.                                                   484,739  $    11,018,117.47
Perrigo Co.                                                           643,510  $     9,208,628.10
PETsMART Inc.                                          *            1,107,400  $    24,119,172.00
Pier 1 Imports                                                        665,883  $     7,504,501.41
Pioneer Natural Resources                              *            1,097,042  $    60,249,546.64
Plains Exploration & Production Company                *              605,269  $    25,917,618.58
Plantronics Inc.                                       *              365,131  $    11,249,686.11
Plexus Corp                                            *              336,752  $     5,755,091.68
PMI Group                                                             710,697  $    28,335,489.39
PNM Resources, Inc.                                                   531,208  $    15,229,733.36
Pogo Producing                                                        461,593  $    27,206,291.42
Polycom Inc.                                           *              746,240  $    12,066,700.80
Potlatch Corp.                                                        224,681  $    11,710,373.72
Powerwave Technologies                                 *              850,427  $    11,047,046.73
Precision Castparts                                                 1,027,107  $    54,539,381.70
Pride International                                    *            1,224,796  $    34,918,933.96
Protective Life Corp.                                                 538,499  $    22,175,388.82
Protein Design Labs                                    *              827,924  $    23,181,872.00
Puget Energy, Inc. (Hldg. Co.)                                        775,264  $    18,203,198.72
Quanta Services                                        *              911,919  $    11,636,086.44
Questar Corp.                                                         657,359  $    57,926,475.08
Radian Group                                                          659,039  $    34,994,970.90
Ralph Lauren Polo Corp.                                               466,875  $    23,483,812.50
Raymond James Financial, Inc.                                         439,760  $    14,125,091.20
Rayonier Inc.                                                         390,098  $    22,477,446.76
Reader's Digest Association                                           766,417  $    12,239,679.49
Regency Centers Corp                                                  490,786  $    28,195,655.70
Regis Corp.                                                           348,659  $    13,186,283.38
Renal Care Group, Inc.                                 *              526,353  $    24,907,023.96
Rent-A-Center, Inc.                                    *              578,404  $    11,168,981.24
Republic Services Inc.                                                955,100  $    33,705,479.00
Reynolds & Reynolds Co                                                395,339  $    10,836,241.99
RF Micro Devices, Inc.                                 *            1,455,620  $     8,224,253.00
Rollins, Inc.                                                         228,242  $     4,455,283.84
Ross Stores                                                         1,129,418  $    26,767,206.60
RPM International Inc.                                                909,438  $    16,733,659.20
RSA Security Inc.                                      *              548,289  $     6,968,753.19
Ruby Tuesday, Inc.                                                    492,585  $    10,718,649.60
Ruddick Corp.                                                         267,847  $     6,173,873.35
Ryland Group Inc.                                                     362,542  $    24,805,123.64
SAKS Inc.                                              *            1,097,289  $    20,299,846.50
SanDisk Corporation                                    *            1,404,956  $    67,789,127.00

COMMON STOCK                                                        SHARES            VALUE
------------                                                        ------            -----
SCANA Corp                                                            877,409  $    37,061,756.16
Schein (Henry) Inc.                                    *              673,767  $    28,715,949.54
Scholastic Corp.                                       *              271,577  $    10,037,485.92
Scotts Co.                                             *              174,441  $    15,338,597.13
SEI Investments                                                       495,719  $    18,629,120.02
Semtech Corp                                           *              568,789  $     9,367,954.83
Sensient Technologies                                                 365,375  $     6,923,856.25
Sepracor Inc.                                          *              814,506  $    48,047,708.94
Sequa Corp.                                            *               49,438  $     2,916,842.00
Sierra Pacific Resources                               *            1,417,710  $    21,052,993.50
Silicon Laboratories Inc.                              *              344,801  $    10,478,502.39
Smith International                                    *            1,641,567  $    54,680,596.77
Smithfield Foods                                       *              764,374  $    22,686,620.32
Smucker (J.M.) Co                                                     451,562  $    21,918,819.48
Sonoco Products Co                                                    765,107  $    20,895,072.17
Sotheby's Holdings                                     *              337,432  $     5,641,863.04
SPX Corp.                                              *              565,564  $    25,987,665.80
SRA International, Inc.                                               284,855  $    10,106,655.40
StanCorp Financial Group                                              213,630  $    17,987,646.00
Steel Dynamics, Inc.                                                  296,357  $    10,064,283.72
Stericycle Inc.                                        *              343,604  $    19,636,968.60
STERIS Corp.                                           *              526,630  $    12,528,527.70
SVB Financial Group                                                   274,320  $    13,342,924.80
Swift Transportation                                   *              404,487  $     7,159,419.90
Sybase Inc.                                            *              699,276  $    16,377,043.92
Synopsys Inc.                                          *            1,115,564  $    21,084,159.60
TCF Financial                                                         881,473  $    23,579,402.75
Tech Data Corp.                                        *              447,405  $    16,424,237.55
Techne Corp                                                           300,677  $    17,132,575.46
Tecumseh Products Co.                                                 142,851  $     3,074,153.52
Teleflex Inc                                                          315,698  $    22,256,709.00
Telephone & Data Systems Inc                                          793,221  $    30,935,619.00
Texas Regional Bancshares, Inc.                                       318,518  $     9,170,133.22
The Brink's Company                                                   454,136  $    18,646,824.16
Thomas & Betts Corp.                                   *              406,937  $    14,002,702.17
Thor Industries, Inc.                                                 266,945  $     9,076,130.00
Tidewater Inc.                                                        469,346  $    22,843,069.82
Timberland Co (Class A)                                *              426,913  $    14,421,121.14
Timken Co.                                                            636,767  $    18,867,406.21
Toll Brothers Inc                                      *              914,643  $    40,857,102.81
Tootsie Roll Industries Inc                                           194,644  $     6,179,947.00
Transaction Systems Architects, Inc.                   *              287,352  $     8,002,753.20
Triad Hospitals                                        *              665,181  $    30,112,743.87
Trinity Industries                                                    329,878  $    13,356,760.22
TriQuint Semiconductor                                 *            1,081,582  $     3,807,168.64
Tupperware Corp.                                                      411,985  $     9,385,018.30
United Dominion Realty Trust, Inc. (Md.)                            1,060,358  $    25,130,484.60
United Rentals                                         *              517,490  $    10,199,727.90
Unitrin, Inc.                                                         353,784  $    16,790,588.64
Universal Corp.                                                       198,702  $     7,715,598.66
Universal Health Services (Class B)                    *              430,828  $    20,520,337.64
Urban Outfitters Inc.                                  *              851,144  $    25,023,633.60
Utstarcom Inc.                                         *              795,795  $     6,501,645.15
Valassis Communications Inc                            *              385,775  $    15,037,509.50
Valeant Pharmaceuticals International                                 715,930  $    14,375,874.40
Valspar Corp                                                          782,856  $    17,504,660.16
Varian Inc                                             *              247,740  $     8,502,436.80
Varian Medical Systems                                 *            1,011,531  $    39,965,589.81
VCA Antech, Inc.                                                      637,761  $    16,275,660.72
Vectren Corp                                                          588,222  $    16,676,093.70
Vertex Pharmaceuticals Inc                             *              739,590  $    16,529,836.50
Vishay Intertechnology Inc                             *            1,423,228  $    17,007,574.60
W. R. Berkley Corp.                                                   863,902  $    34,106,850.96
Waddell & Reed Financial Inc.                                         646,631  $    12,518,776.16

COMMON STOCK                                                        SHARES            VALUE
------------                                                        ------            -----
Washington Federal Inc.                                *              670,931  $    15,136,203.36
Washington Post Co                                                     45,238  $    36,303,495.00
Webster Financial Corp.                                               416,363  $    18,719,680.48
Weingarten Realty Investors                                           620,744  $    23,495,160.40
Werner Enterprises                                                    399,092  $     6,900,300.68
Westamerica Bancorporation                                            250,969  $    12,962,548.85
Westar Energy Inc                                                     670,309  $    16,174,556.17
Western Digital Corp.                                               1,645,716  $    21,279,107.88
Western Gas Resources                                                 444,117  $    22,752,113.91
Westwood One, Inc.                                     *              522,972  $    10,401,913.08
WGL Holdings, Inc.                                                    376,426  $    12,094,567.38
Whole Foods Market                                     *              520,056  $    69,921,529.20
Williams-Sonoma Inc.                                   *              899,807  $    34,507,598.45
Wilmington Trust Corp.                                                523,571  $    19,084,162.95
Wind River Systems                                     *              579,267  $     7,489,922.31
Wisconsin Energy Corp                                                 904,282  $    36,098,937.44
Worthington Industries, Inc                                           550,740  $    11,582,062.20
WPS Resources                                                         293,456  $    16,961,756.80
Yellow Roadway Corp                                                   447,791  $    18,547,503.22
York International                                                    326,017  $    18,279,773.19
Zebra Technologies Corp                                               557,727  $    21,801,548.43

Totals                                                            259,007,307  $ 8,324,228,404.02

(*) Denotes non-income producing security.

The accompanying notes are an integral part of these financial statements.

                           MIDCAP SPDR TRUST, SERIES 1
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2005

ASSETS:
  Investments in securities, at value (cost $8,388,896,736)                   $ 8,324,228,404
  Cash                                                                             21,272,772
  Dividends receivable                                                              4,989,936
                                                                              ---------------
  Total Assets                                                                  8,350,491,112
                                                                              ---------------

LIABILITIES:
  Distribution payable                                                             19,626,301
  Payable to sponsor                                                                3,717,824
  Accrued trustee fees                                                                623,104
  Other accrued expenses                                                              253,467
  Redemption payable                                                                   35,717
                                                                              ---------------
  Total Liabilities                                                                24,256,413
                                                                              ---------------
Net Assets                                                                    $ 8,326,234,699
                                                                              ===============

NET ASSETS REPRESENTED BY:
Interest of Unitholders (63,646,269 units of fractional undivided interest (MidCap SPDRs) outstanding; unlimited units authorized)
  Cost to investors of  outstanding units                                     $ 8,846,855,210
  Undistributed net investment income                                               1,843,416
  Accumulated net realized losses on investments                                 (457,795,595)
  Unrealized depreciation on investments                                          (64,668,332)
                                                                              ---------------
Net assets                                                                    $ 8,326,234,699
                                                                              ===============
Net asset value per MidCap SPDR ($8,326,234,699/63,646,269 MidCap SPDRs)      $        130.82
                                                                              ===============

The accompanying notes are an integral part of these financial statements.

                           MIDCAP SPDR TRUST, SERIES 1
                            STATEMENTS OF OPERATIONS

                                                                           FOR THE YEAR        FOR THE YEAR         FOR THE YEAR
                                                                               ENDED               ENDED                ENDED
                                                                        SEPTEMBER 30, 2005  SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                                        -----------------------------------------------------------
INVESTMENT INCOME
    Dividend income                                                     $      102,141,590   $       77,048,858  $       59,331,794
EXPENSES
    Trustee fees and expenses                                                    7,484,856            6,746,430           5,245,862
    Printing and distribution expenses                                           8,859,504            7,349,918           5,456,210
    Audit fees                                                                      78,800               67,050              73,050
    Legal fees                                                                      81,930               70,503              49,391
    License fees                                                                 2,318,005            1,884,016           1,546,799
                                                                        -----------------------------------------------------------
    Total expenses                                                              18,823,095           16,117,917          12,371,312
    Less: voluntary fee reduction by the Trustee (see Note 3)                            -             (123,652)           (120,350)
                                                                        -----------------------------------------------------------
    Net expenses                                                                18,823,095           15,994,265          12,250,962
                                                                        -----------------------------------------------------------
Net investment income                                                           83,318,495           61,054,593          47,080,832
                                                                        -----------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
    Net realized gains/(losses)                                                103,437,325           62,515,659        (165,400,188)
    Net realized gains from in-kind redemptions                              1,109,056,346          366,612,906          30,754,605
    Net increase (decrease) in unrealized appreciation
      (depreciation) of investments                                            132,523,435          428,181,459       1,235,084,359
                                                                        -----------------------------------------------------------
    Net realized and unrealized gains on investments                         1,345,017,106          857,310,024       1,100,438,776
                                                                        -----------------------------------------------------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    1,428,335,601   $      918,364,617  $    1,147,519,608
                                                                        ===========================================================

The accompanying notes are an integral part of these financial statements.

                           MIDCAP SPDR TRUST, SERIES 1
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR        FOR THE YEAR         FOR THE YEAR
                                                                               ENDED               ENDED                ENDED
                                                                        SEPTEMBER 30, 2005   SEPTEMBER 30, 2004  SEPTEMBER 30, 2003
                                                                        -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
    Net investment income                                               $       83,318,495   $       61,054,593  $       47,080,832
    Net realized gains (losses) on investments and in-kind redemptions       1,212,493,671          429,128,565        (134,645,583)
    Net increase (decrease) in unrealized appreciation (depreciation)
       on investments                                                          132,523,435          428,181,459       1,235,084,359
                                                                        -----------------------------------------------------------
    Net increase in net assets resulting from operations                     1,428,335,601          918,364,617       1,147,519,608
                                                                        -----------------------------------------------------------
Dividends and Distributions to Unitholders from:
    Net investment income                                                      (81,890,862)         (59,300,208)        (47,468,808)
    Net realized gains                                                                   -                    -                   -
                                                                        -----------------------------------------------------------
        Total dividends and distributions                                      (81,890,862)         (59,300,208)        (47,468,808)
                                                                        -----------------------------------------------------------
Unitholder Transactions:
    Proceeds from subscriptions of MidCap SPDR units                         4,666,255,578        2,007,615,417         859,675,707
    Reinvestment of dividends and distributions                                    614,841              448,959             451,164
    Less: Redemptions of MidCap SPDR units                                  (4,223,112,006)      (1,610,059,193)     (2,089,706,871)
                                                                        -----------------------------------------------------------
    Increase (decrease) in net assets due to unitholder transactions           443,758,413          398,005,183      (1,229,580,000)
                                                                        -----------------------------------------------------------
         Total increase (decrease)                                           1,790,203,152        1,257,069,592        (129,529,200)

Net Assets:
    Beginning of year                                                        6,536,031,547        5,278,961,955       5,408,491,155
                                                                        -----------------------------------------------------------
    End of year (including undistributed net investment income of
       $1,843,416, $415,782 and $2,995,660, respectively)               $    8,326,234,699   $    6,536,031,547  $    5,278,961,955
                                                                        ===========================================================

The accompanying notes are an integral part of these financial statements.

                           MIDCAP SPDR TRUST, SERIES 1
                              FINANCIAL HIGHLIGHTS
                         SELECTED DATA FOR A MIDCAP SPDR

                                           FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                               ENDED            ENDED              ENDED             ENDED             ENDED
                                           SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                               2005              2004              2003              2002              2001
                                           -------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $      108.59     $       93.50     $       74.67     $       79.21     $       98.86
Investment Operations:
    Net investment income                           1.36              1.02              0.82              0.70              0.67
    Net realized and unrealized gains
      (losses) on investments                      22.21             15.06             18.82             (4.52)           (19.61)
                                           -------------------------------------------------------------------------------------
Total from Investment Operations                   23.57             16.08             19.64             (3.82)           (18.94)
                                           -------------------------------------------------------------------------------------
Less Distributions from:
    Net investment income                          (1.34)            (0.99)            (0.81)            (0.72)            (0.71)
                                           -------------------------------------------------------------------------------------
Total Distributions                                (1.34)            (0.99)            (0.81)            (0.72)            (0.71)
                                           -------------------------------------------------------------------------------------
Net Asset Value, End of Year               $      130.82     $      108.59     $       93.50     $       74.67     $       79.21
                                           =====================================================================================
Total Investment Return                            21.77%            17.21%            26.41%            (4.94)%          (19.26)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000's)            $   8,326,235     $   6,536,032     $   5,278,962     $   5,408,491     $   3,966,624
Ratio of expenses to average net assets             0.25%(1)          0.25%(1)          0.25%(1)          0.25%(1)          0.26%(1)
Ratio of net investment income to
  average net assets                                1.11%(1)          0.96%(1)          0.96%(1)          0.81%(1)          0.75%(1)
Portfolio turnover rate (2)                        19.17%            16.29%            13.02%            21.43%            33.22%

(1) Net of voluntary fee reduction by the Trustee. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 0.96% and 0.25% for the year ended September 30, 2004, 0.96% and 0.25% for the year ended September 30, 2003, 0.82% and 0.25% for the year ended September 30, 2002, 0.76% and 0.25% for the year ended September 30, 2001. There was no voluntary fee reduction for the year ended September 30, 2005.

(2) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of MidCap SPDRs.

The accompanying notes are an integral part of these financial statements.

MIDCAP SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

NOTE 1 - ORGANIZATION

MidCap SPDR Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's Midcap 400 Composite Price Index (the "S&P MidCap Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depository Receipt ("MidCap SPDR"). The Trust commenced operations on April 27, 1995 upon the initial issuance of 375,000 MidCap SPDRs (equivalent to 15 "Creation Units"- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation - Portfolio securities are valued based on the closing sale price on the exchange, which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the mean between the closing bid and offer prices on the exchange, which is deemed to be the principal market for the security. Portfolio securities traded on NASDAQ are valued at the NASDAQ official closing price on the day of valuation. If there are no closing bid and offer prices available, valuation will be determined by the Trustee in good faith based on available information.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

Federal Income Tax - The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust is not subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust is not subject to federal excise tax.

NOTE 3 - TRANSACTIONS WITH THE TRUSTEE AND SPONSOR

In accordance with the Trust Agreement, The Bank of New York (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap Index. For these services, the Trustee receives a fee at the following annual rates:

NET ASSET VALUE OF THE TRUST            FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------            ---------------------------------------------------
$0-$500,000,000*                                   14/100 of 1% per annum
$500,000,001-$1,000,000,000*                       12/100 of 1% per annum
$1,000,000,001 and above*                          10/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2005, 2004 and 2003 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal multiplied by each day's daily cash balance in the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services Corporation (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange, Inc.) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, which exceeded 30/100 of 1% per annum of the daily net asset value of the Trust as calculated by the Trustee. There were no expenses assumed by the Sponsor for the years ended September 30, 2005, 2004 and 2003.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that expenses fall below the expense limitation described above on any given day during the year. There is no recoupment by the Sponsor of expenses so reimbursed in subsequent periods.

NOTE 4 - TRUST TRANSACTIONS IN MIDCAP SPDRs
TRANSACTIONS IN MIDCAP SPDRs WERE AS FOLLOWS:

                                              YEAR ENDED SEPTEMBER 30, 2005         YEAR ENDED SEPTEMBER 30, 2004
                                           -----------------------------------   -----------------------------------
                                             MIDCAP SPDRs          AMOUNT          MIDCAP SPDRs           AMOUNT
                                           ----------------   ----------------   ----------------   ----------------
MidCap SPDRs sold                                37,275,000   $  4,666,255,578         19,525,000   $  2,007,615,417
Dividend reinvestment MIDCAP SPDRs issued             5,077            614,841              4,256            448,959
MidCap SPDRs redeemed                           (33,825,000)    (4,223,112,006)       (15,800,000)    (1,610,059,193)
                                           ----------------   ----------------   ----------------   ----------------
Net increase/decrease                             3,455,077   $    443,758,413          3,729,256   $    398,005,183
                                           ================   ================   ================   ================

                                              YEAR ENDED SEPTEMBER 30, 2003
                                           -----------------------------------
                                             MIDCAP SPDRs          AMOUNT
                                           ---------------    ----------------
MidCap SPDRs sold                               10,050,000    $    859,675,707
Dividend reinvestment MIDCAP SPDRs issued            5,557             451,164
MidCap SPDRs redeemed                          (26,025,000)     (2,089,706,871)
                                           ---------------    ----------------
Net increase/decrease                          (15,969,443)   $ (1,229,580,000)
                                           ===============    ================

Except under the Trust's dividend reinvestment plan, MidCap SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 25,000 MidCap SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is equivalent to the undistributed net investment income per MidCap SPDR and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 20/100 of 1% of current market value of 1 Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee directly from the authorized participants and used to offset the expense of processing orders. During the year ended September 30, 2005, the Trustee earned $309,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers for the year ended September 30, 2005.

At September 30, 2005, the Trustee and its affiliates held 6,969,663 MidCap SPDRs, or 10.95% of fractional undivided interest in the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

For the year ended September 30, 2005 the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $4,666,255,578, $4,223,112,006, $1,449,274,544 and $1,449,847,167, respectively.

NOTE 6 - FEDERAL INCOME TAX STATUS

The following details the tax basis distributions and components of distributable earnings as of September 30, 2005. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and amortization of license fees.

Cost of investments for federal income tax purposes            $   8,462,948,523
                                                               =================

Gross unrealized appreciation                                  $     826,979,948
Gross unrealized depreciation                                       (965,700,067)
                                                               -----------------
Net unrealized depreciation                                    $    (138,720,119)
                                                               =================

Distributable earnings, ordinary income                        $       9,948,954
                                                               =================

Capital loss carryforwards expiring:
         9/30/09                                                     (41,140,927)
         9/30/10                                                    (152,712,102)
         9/30/11                                                    (109,442,118)
         9/30/12                                                     (80,448,660)
                                                               -----------------
                                                               $    (383,743,807)
                                                               =================

For the year ended September 30, 2005, the Trust utilized $138,975,962 of capital loss carryforwards.

To the extent that capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

The tax composition of dividends paid during the years ending September 30, 2005, September 30, 2004 and September 30, 2003 were from ordinary income.

As of September 30, 2005, the Trust had permanent book/tax differences primarily attributable to in-kind redemptions. To reflect reclassifications arising from these differences, accumulated net realized loss on investments was increased by $1,109,056,346, and additional paid in capital was increased by $1,109,056,346.

NOTE 7- REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 8 - RELATED PARTY TRANSACTIONS

During the fiscal year ended September 30, 2005, 2004 and 2003 the Trust paid $2,588,069, $1,981,356 and $1,080,444 respectively, in commissions on trades to a related party, BNY Brokerage. BNY Brokerage is a subsidiary of The Bank of New York, the parent company of the Trustee. The standing instructions with the BNY Brokerage require all trades to be executed at the close of business on any exchange that the securities are traded.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEE AND THE UNITHOLDERS OF MIDCAP SPDR TRUST, SERIES 1:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of MidCap SPDR Trust, Series 1 (the "Trust") at September 30, 2005, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
January 20, 2006

                 ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2005*

Total Trust Assets:                         $8,350,491,112

Net Trust Assets:                           $8,326,234,699

Number of MidCap SPDRs:                     63,646,269

Fractional Undivided Interest in Trust
Represented by each MidCap SPDR:            1/63,646,269th

Record Date:                                Quarterly, on the second (2nd) Business Day after the third
                                            Friday in each of March, June, September and December**.

Dividend Payment Dates:                     Quarterly, on the last Business Day of April, July, October and January**.

Trustee's Annual Fee:                       From 14/100 of one percent to 10/100 of one percent, based on net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee***.

Estimated Ordinary Operating
Expenses of the Trust:                      25/100 of one percent (inclusive of Trustee's annual fee)***

Net Asset Value per MidCap SPDR
(based on the value of the securities,
other net assets of the Trust and number
of MidCap SPDR's outstanding):              $130.82

Evaluation Time:                            Closing time of the regular trading session on the New York
                                            Stock Exchange, Inc. (ordinarily 4:00 p.m. New York time).

Licensor:                                   Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Mandatory Termination Date:                 The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the
                                            Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:                  Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation****.

----------
* The Trust Agreement became effective and the initial deposit was made on April 27, 1995 (the "Initial Date of Deposit").

**   See "Administration of the Trust - Distributions to Beneficial Owners".

***  See "Expenses of the Trust".

**** The Trust may also be terminated under other circumstances. See
     "Administration of the Trust - Termination".

                                MIDCAP SPDR TRUST
                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                     BID/ASK PRICE VS. NET ASSET VALUE (NAV)
                         Five Year Period Ending 9/30/05





                                           NUMBER OF           PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                    TRADING DAYS      TOTAL TRADING DAYS
----------------------                    ------------      ------------------

Greater than 0.25%                               32                    2.5%
Between zero and 0.25%                          516                   41.1%
Bid/Ask price equal to NAV                       31                    2.5%
Between zero and -0.25%                         621                   49.4%
Less than -0.25%                                 57                    4.5%
                                             ------                -------
TOTAL:                                         1257                    100%

        COMPARISION OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE(1)(2)
                            FROM INCEPTION TO 9/30/05



                            CUMMULATIVE TOTAL RETURN
                                                              1 Year      5 Year      10 Year    Since Inception
MidCap SPDR Trust
          Return Based on NAV                                  21.77%      38.42%     261.28%       321.34%
          Return Based on Bid/Ask Price                        21.92%      39.39%     260.42%       321.66%
S&P MidCap 400 Index                                           22.16%      40.57%     275.37%       340.39%

                           AVERAGE ANNUAL TOTAL RETURN
MidCap SPDR Trust                                             1 Year      5 Year      10 Year    Since Inception
          Return Based on NAV                                  21.77%       6.71%      13.70%        14.79%
          Return Based on Bid/Ask Price                        21.92%       6.86%      13.68%        14.80%
S&P MidCap 400 Index                                           22.16%       7.05%      14.14%        15.27%

(1)The Bid/Ask Price is calculated based on the best bid and best offer on the Amex at 4:00 p.m. However, prior to April 3, 2001, the Bid/Ask Price is based on the midpoint of the best bid and best offer on the Amex at the close of trading, ordinarily 4:15 pm.

(2) Average Annual Return and Cummulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

MIDCAP SPDR TRUST, SERIES 1

--------------------------------------------------------------------------------

SPONSOR
-------
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
-------
The Bank of New York
2 Hanson Place
Brooklyn, NY 11217

DISTRIBUTOR
-----------
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------
PricewaterhouseCoopers LLP
PriceWaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
-------------
Carter, Ledyard & Milburn LLP
2 Wall Street
New York, NY 10005